Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Equipment

Equipment consisted of the following:

	As of December 31,
	2013	2012
Pressure pumping and coiled tubing equipment	$3,500,000	$—
Furniture, fixtures, and office equipment	40,876	24,233
Less accumulated depreciation	(8,217)	(2,359)
Equipment, net	$3,532,659	$21,874